Rental Expense and Lease Commitments	12 Months Ended
Dec. 31, 2014
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments

Note Q.

Rental Expense and Lease Commitments

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,592 million in 2014, $1,759 million in 2013 and $1,767 million in 2012. Within these amounts, rental expense reflected in discontinued operations was $95 million, $115 million and $110 million, in 2014, 2013 and 2012, respectively. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term. Contingent rentals are included in the determination of rental expense as accruable. The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with infrastructure reductions, sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, as well as data centers.

($ in millions)

	2015	2016	2017	2018	2019	Beyond 2019
Operating lease commitments
Gross minimum rental commitments
(including vacant space below)	$1,350	$1,161	$988	$848	$754	$1,051
Vacant space	$24	$9	$6	$2	$0	$—
Sublease income commitments	$12	$10	$8	$6	$5	$6
Capital lease commitments	$13	$7	$2	$2	$2	$2